Receivables and Other Current Assets	3 Months Ended
Mar. 31, 2021
Trade and other current receivables [abstract]
Receivables and Other Current Assets
4.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of March 31, 2021 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Sales taxes receivable	28	23
Other current assets (prepaid expenses and amounts receivable)	52	36
	80	59